Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party transactions
17	Related party transactions
The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020

Directors’ fees	$202	$170	$157

Salaries and benefits	$855	$851	$681

Share-based compensation	$970	$719	$519
As of December 31, 2022, included in the accounts payable and accrued liabilities balance on the consolidated statement of financial position is $0.0 million (December 31, 2021 - $0.03 million) due to the Company’s directors and key management personnel.
Upon a change of control of the Company, amounts totaling $1.4 million (December 31, 2021 - $1.2 million) will become payable to certain officers and management personnel of the
Company
.